INVENTORIES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
INVENTORIES
Handsets and accessories	₽ 15,191	₽ 7,836
SIM cards and prepaid phone cards	1,167	784
Advertising and other materials	916	561
TV equipment for resale	676	350
Software and equipment for installation and resale	491	309
Spare parts for telecommunication equipment	213	155
Total inventories	₽ 18,654	₽ 9,995
Expected utilization after year end of spare parts for telecommunication equipment, in months	12 months